ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivables Disclosure [Text Block]	NOTE 4:- ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2013	2012

Institutions	$6	$12
Prepaid expenses	169	2

	$175	$14